Trade and Other Payables (Details) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Current
Trade payables	$ 715,115	$ 216,938
Accrued expenses	355,825	435,280
Other payables	20,979	37,108
Total	$ 1,091,919	$ 689,326